Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment:
Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2019	2020
	HK$	HK$

Property, plant and equipment:
Motor vehicles	1,814	1,814

Accumulated depreciation	(1,391)	(1,754)
Property, plant and equipment, net	423	60